INCOME TAX (Details 3) (Unremitted earnings of foreign subsidiaries) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB
INCOME TAX
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided	$ 742.0	22,538.0
Unrecognized deferred tax liability	$ 37.1	1,127.0